Earnings Per Share	3 Months Ended
Mar. 31, 2015
Notes to Consolidated Financial Statements [Abstract]
Earnings Per Share

8. Earnings Per Share

The following table contains reconciliations of the numerator and denominators of the basic and diluted earnings per share computations for the three months ended March 31, 2015 and 2014:

	For the three months ended March 31,

	2015	2014
Numerator:
Net income attributable to shareholders of FMC-AG & Co. KGaA	$209,548	$205,462

Denominators:
Weighted average number of Ordinary shares outstanding	303,683,075	301,491,046
Potentially dilutive Ordinary shares	1,015,241	378,831
Total weighted average Ordinary shares outstanding assuming dilution	304,698,316	301,869,877

Basic earnings per share	$0.69	$0.68
Fully diluted earnings per share	$0.69	$0.68